Summary of Significant Accounting Policies - Schedule of Change in Contract Liabilities (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change in Contract Liabilities [Line Items]
Contract liabilities, beginning of the period	$ 5,223,518	$ 1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,223,518)	(1,149,047)
Cash received prior to completion of performance obligation	120,143	5,223,518
Contract liabilities, end of the period	$ 120,143	$ 5,223,518